16 Investments (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
ASSETS		R$ 38,312,550	R$ 35,930,100
Current assets		7,909,196	6,677,846
Cash and cash equivalents		2,941,727	1,948,409	R$ 1,040,075	R$ 982,073
Noncurrent assets		30,403,354	29,252,254
Current liabilities		5,345,621	6,695,114
Noncurrent liabilities		15,368,717	12,898,772
Equity		17,598,212	16,336,214	15,510,503	R$ 14,978,142
STATEMENT OF INCOME
Net operating income		16,244,274	14,934,780	14,024,573
Operating costs and expenses		(11,760,176)	(11,501,688)	(10,665,890)
Equity in income of subsidiaries		106,757	135,888	101,739
Income tax and social contribution		639,326	511,993	274,686
Net income (loss)	R$ 2,070,551	2,062,869	1,444,004	1,118,255
Total comprehensive income		1,939,685	1,405,644	1,086,917
Voltalia [Member]
Disclosure of joint ventures [line items]
ASSETS		226,898	227,867	155,272
Current assets		3,664	2,344	2,141
Cash and cash equivalents		1,494	205	3
Other current assets		2,170	2,139	2,138
Noncurrent assets		223,234	225,523	153,131
LIABILITIES		226,898	227,867	155,272
Current liabilities		2,206	2,216	2,214
Financial liabilities
Other current liabilities		2,206	2,216	2,214
Noncurrent liabilities
Financial liabilities
Other noncurrent liabilities
Equity		224,692	225,651	153,058
STATEMENT OF INCOME
Net operating income
Operating costs and expenses		(111)	(103)	(113)
Financial results		146	(170)	9
Equity in income of subsidiaries		(7,080)	(7,815)	(1,048)
Income tax and social contribution		(5)
Net income (loss)		(7,050)	(8,088)	(1,152)
Other comprehensive income
Total comprehensive income		R$ (7,050)	R$ (8,088)	R$ (1,152)
Investment interest - %		4900.00%	49.00%	49.00%
Investment book value		R$ 110,099	R$ 110,568	R$ 74,998
Caiua [Member]
Disclosure of joint ventures [line items]
ASSETS		271,409	261,951	230,743
Current assets		30,472	26,471	22,895
Cash and cash equivalents		3,968	1,128	1,626
Other current assets		26,504	25,343	21,269
Noncurrent assets		240,937	235,480	207,848
LIABILITIES		271,409	261,951	230,743
Current liabilities		28,892	24,955	23,608
Financial liabilities		7,584	7,615	7,427
Other current liabilities		21,308	17,340	16,181
Noncurrent liabilities		82,699	84,672	92,774
Financial liabilities		49,958	57,028	64,081
Other noncurrent liabilities		32,741	27,644	28,693
Equity		159,818	152,324	114,361
STATEMENT OF INCOME
Net operating income		25,180	25,129	(2,904)
Operating costs and expenses		(5,481)	(4,785)	(5,194)
Financial results		(4,557)	(5,017)	(6,017)
Equity in income of subsidiaries
Income tax and social contribution		(5,348)	(5,053)	5,908
Net income (loss)		9,794	10,274	(8,207)
Other comprehensive income
Total comprehensive income		R$ 9,794	R$ 10,274	R$ (8,207)
Investment interest - %		4900.00%	49.00%	49.00%
Investment book value		R$ 78,312	R$ 74,639	R$ 56,037
Integracao Maranhense [Member]
Disclosure of joint ventures [line items]
ASSETS		486,305	465,801	466,783
Current assets		59,466	47,347	44,594
Cash and cash equivalents		6,570	1	2,224
Other current assets		52,896	47,346	42,370
Noncurrent assets		426,839	418,454	422,189
LIABILITIES		486,305	465,801	466,783
Current liabilities		77,116	73,856	71,563
Financial liabilities		13,468	13,228	13,240
Other current liabilities		63,648	60,628	58,323
Noncurrent liabilities		126,095	127,284	163,790
Financial liabilities		78,350	91,342	103,755
Other noncurrent liabilities		47,745	35,942	60,035
Equity		283,094	264,661	231,430
STATEMENT OF INCOME
Net operating income		44,264	42,379	(14,460)
Operating costs and expenses		(5,672)	(7,732)	(4,245)
Financial results		(6,594)	(7,817)	(9,070)
Equity in income of subsidiaries
Income tax and social contribution		(8,904)	(7,974)	9,709
Net income (loss)		23,094	18,856	(18,066)
Other comprehensive income
Total comprehensive income		R$ 23,094	R$ 18,856	R$ (18,066)
Investment interest - %		4900.00%	49.00%	49.00%
Investment book value		R$ 138,716	R$ 129,684	R$ 113,401
Matrincha [Member]
Disclosure of joint ventures [line items]
ASSETS		2,295,925	2,199,434	2,774,973
Current assets		301,722	326,557	297,331
Cash and cash equivalents		85,293	116,634	116,256
Other current assets		216,429	209,923	181,075
Noncurrent assets		1,994,203	1,872,877	2,477,642
LIABILITIES		2,295,925	2,199,434	2,774,973
Current liabilities		166,430	137,627	140,515
Financial liabilities		82,665	70,192	48,686
Other current liabilities		83,765	67,435	91,829
Noncurrent liabilities		677,398	687,897	928,706
Financial liabilities		624,779	683,316	712,198
Other noncurrent liabilities		52,619	4,581	216,508
Equity		1,452,097	1,373,910	1,705,752
STATEMENT OF INCOME
Net operating income		250,188	272,103	403,891
Operating costs and expenses		(70,886)	(47,771)	(183,660)
Financial results		(59,794)	(61,910)	(47,331)
Equity in income of subsidiaries
Income tax and social contribution		(33,103)	(59,544)	(55,808)
Net income (loss)		86,405	102,878	117,092
Other comprehensive income
Total comprehensive income		R$ 86,405	R$ 102,878	R$ 117,092
Investment interest - %		4900.00%	49.00%	49.00%
Investment book value		R$ 711,527	R$ 673,216	R$ 835,819
Guaraciaba [Member]
Disclosure of joint ventures [line items]
ASSETS		1,318,517	1,295,670	1,428,247
Current assets		150,875	229,693	139,920
Cash and cash equivalents		44,805	136,191	34,364
Other current assets		106,070	93,502	105,556
Noncurrent assets		1,167,642	1,065,977	1,288,327
LIABILITIES		1,318,517	1,295,670	1,428,247
Current liabilities		84,863	79,701	71,818
Financial liabilities		33,102	27,950	32,627
Other current liabilities		51,761	51,751	39,191
Noncurrent liabilities		545,742	487,520	502,713
Financial liabilities		461,353	482,125	388,806
Other noncurrent liabilities		84,389	5,395	113,907
Equity		687,912	728,449	853,716
STATEMENT OF INCOME
Net operating income		111,912	181,665	208,444
Operating costs and expenses		(29,067)	(27,273)	(93,369)
Financial results		(42,548)	(35,036)	(36,981)
Equity in income of subsidiaries
Income tax and social contribution		(2,926)	(47,273)	(26,303)
Net income (loss)		37,371	72,083	51,791
Other comprehensive income
Total comprehensive income		R$ 37,371	R$ 72,083	R$ 51,791
Investment interest - %		4900.00%	49.00%	49.00%
Investment book value		R$ 337,077	R$ 356,941	R$ 418,320
Paranaiba [Member]
Disclosure of joint ventures [line items]
ASSETS		1,625,008	1,574,846	1,698,213
Current assets		178,558	165,072	233,065
Cash and cash equivalents		20,338	13,931	29,066
Other current assets		158,220	151,141	203,999
Noncurrent assets		1,446,450	1,409,774	1,465,148
LIABILITIES		1,625,008	1,574,846	1,698,213
Current liabilities		104,065	104,599	124,764
Financial liabilities		60,399	55,968	53,317
Other current liabilities		43,666	48,631	71,447
Noncurrent liabilities		810,847	814,798	911,107
Financial liabilities		580,451	612,854	638,779
Other noncurrent liabilities		230,396	201,944	272,328
Equity		710,096	655,449	662,342
STATEMENT OF INCOME
Net operating income		198,573	(14,331)	320,302
Operating costs and expenses		(30,560)	(23,244)	(150,984)
Financial results		(54,154)	(57,977)	(59,132)
Equity in income of subsidiaries
Income tax and social contribution		(47,024)	28,163	(40,717)
Net income (loss)		66,835	(67,389)	69,469
Other comprehensive income
Total comprehensive income		R$ 66,835	R$ (67,389)	R$ 69,469
Investment interest - %		2450.00%	24.50%	24.50%
Investment book value		R$ 173,973	R$ 160,584	R$ 162,273
Mata de Santa Genebra [Member]
Disclosure of joint ventures [line items]
ASSETS		2,482,326	2,365,160	1,722,063
Current assets		268,381	202,253	107,568
Cash and cash equivalents		48,395	19,568	96,244
Other current assets		219,986	182,685	11,324
Noncurrent assets		2,213,945	2,162,907	1,614,495
LIABILITIES		2,482,326	2,365,160	1,722,063
Current liabilities		129,810	124,606	12,630
Financial liabilities		93,643	33,964
Other current liabilities		36,167	90,642	12,630
Noncurrent liabilities		1,208,089	1,273,962	792,519
Financial liabilities		1,208,089	934,650	703,897
Other noncurrent liabilities			339,312	88,622
Equity		1,144,427	966,592	916,914
STATEMENT OF INCOME
Net operating income		357,522	514,591	588,123
Operating costs and expenses		(384,228)	(462,839)	(434,779)
Financial results		(99,186)	(59,507)	(94,512)
Equity in income of subsidiaries
Income tax and social contribution		42,627	2,685	(19,955)
Net income (loss)		(83,265)	(5,070)	38,877
Other comprehensive income
Total comprehensive income		R$ (83,265)	R$ (5,070)	R$ 38,877
Investment interest - %		5010.00%	50.10%	50.10%
Investment book value		R$ 573,357	R$ 484,262	R$ 459,374
Cantareira [Member]
Disclosure of joint ventures [line items]
ASSETS		1,496,577	1,443,693	952,670
Current assets		182,971	161,328	6,046
Cash and cash equivalents		60,252	301	5,169
Other current assets		122,719	161,027	877
Noncurrent assets		1,313,606	1,282,365	946,624
LIABILITIES		1,496,577	1,443,693	952,670
Current liabilities		72,907	60,964	9,706
Financial liabilities		48,619	46,329
Other current liabilities		24,288	14,635	9,706
Noncurrent liabilities		733,326	734,724	534,764
Financial liabilities		507,775	532,179	439,192
Other noncurrent liabilities		225,551	202,545	95,572
Equity		690,344	648,005	408,200
STATEMENT OF INCOME
Net operating income		138,259	195,441	392,766
Operating costs and expenses		(5,360)	(60,529)	(347,771)
Financial results		(46,190)	(58,402)	(35,207)
Equity in income of subsidiaries
Income tax and social contribution		(29,498)	(26,379)	(1,871)
Net income (loss)		57,211	50,131	7,917
Other comprehensive income
Total comprehensive income		R$ 57,211	R$ 50,131	R$ 7,917
Investment interest - %		4900.00%	49.00%	49.00%
Investment book value		R$ 338,268	R$ 317,523	R$ 200,018
Transmissora Sul Brasileira [Member]
Disclosure of joint ventures [line items]
ASSETS				659,464
Current assets				56,604
Cash and cash equivalents				25,547
Other current assets				31,057
Noncurrent assets				602,860
LIABILITIES				659,464
Current liabilities				220,845
Financial liabilities				212,618
Other current liabilities				8,227
Noncurrent liabilities				116,818
Financial liabilities				106,174
Other noncurrent liabilities				10,644
Equity				321,801
STATEMENT OF INCOME
Net operating income				53,374
Operating costs and expenses				(63,752)
Financial results				(26,994)
Equity in income of subsidiaries
Income tax and social contribution				12,330
Net income (loss)				(25,042)
Other comprehensive income
Total comprehensive income				R$ (25,042)
Investment interest - %				20.00%
Investment book value				R$ 64,360